Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2017
Funds managed by trust
Weighted-average asset allocation	100.00%
Government Securities
Funds managed by trust
Weighted-average asset allocation	6.90%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	87.70%
Other
Funds managed by trust
Weighted-average asset allocation	5.40%